Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reconciliation of net cash flow to movement in net debt
42. Reconciliation of net cash flow to movement in net debt

	2020 £m	2019 £m	2018 £m
Net debt, as previously reported	(25,215)	(21,621)	(13,178)
Implementation of IFRS 16	—	(1,303)	—

Net debt at beginning of year, as adjusted	(25,215)	(22,924)	(13,178)
Increase in cash and bank overdrafts	470	826	479
Increase/(decrease) in liquid investments	1	(1)	—
Increase in long-term loans	(3,298)	(4,794)	(10,138)
Repayment of short-term Notes	3,738	4,160	2,067
Repayment of/(increase in) other short-term loans	3,567	(3,095)	(81)
Repayment of lease liabilities	227	214	28
Debt of subsidiary undertakings acquired	—	(524)	—
Exchange adjustments	(135)	1,015	(776)
Other non-cash movements	(135)	(92)	(22)

Movement in net debt	4,435	(2,291)	(8,443)

Net debt at end of year	(20,780)	(25,215)	(21,621)

Analysis of changes in net debt	At 1 January 2020 £m	Exchange £m	Other £m	Profit and loss £m	Reclassifications £m	Cash flow £m	At 31 December 2020 £m
Liquid investments	79	—	—	—	—	(1)	78

Cash and cash equivalents	4,707	(44)	—	—	—	1,629	6,292
Cash and cash equivalents – AHFS	507	—	—	—	—	(507)	—
Overdrafts	(383)	5	—	—	—	(652)	(1,030)

	4,831	(39)	—	—	—	470	5,262

Debt due within one year:
Commercial paper	(3,586)	(50)	—	—	—	3,619	(17)
European/US Medium Term Notes and bank facilities	(2,658)	38	—	—	(3,468)	3,738	(2,350)
Lease liabilities	(240)	(4)	16	—	(229)	227	(230)
Other	(51)	12	(7)	—	—	(52)	(98)

	(6,535)	(4)	9	—	(3,697)	7,532	(2,695)

Debt due after one year:
European/US Medium Term Notes and bank facilities	(22,580)	(104)	(4)	(20)	3,468	(3,298)	(22,538)
Lease liabilities	(1,010)	19	(125)	—	229	—	(887)

	(23,590)	(85)	(129)	(20)	3,697	(3,298)	(23,425)

Net debt	(25,215)	(128)	(120)	(20)	—	4,7 03	(20,780)

Analysis of changes in liabilities from financing activities
Debt due within one year	(6,535)	(4)	9	—	(3,697)	7,532	(2,695)
Debt due after one year	(23,590)	(85)	(129)	(20)	3,697	(3,298)	(23,425)
Derivative financial instruments	335	—	(643)	353	—	(119)	(74)
Other financing items	—	—	357	(357)	—	—	—
Interest payable	(244)	1	—	(868)	—	864	(247)

Total liabilities from financing activities	(30,034)	(88)	(406)	(892)	—	4,979	(26,441)

	At 1 January 2019 £m	IFRS 16 Implementation £m	Exchange £m	Debt acquired £m	Other £m	Profit and loss £m	Reclassifications £m	Cash flow £m	At 31 December 2019 £m
2019 Analysis of changes in liabilities from financing activities
Debt due within one year	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)
Debt due after one year	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)
Derivative financial instruments	129	—	(1)	—	188	21	—	(2)	335
Other financing items	—	—	(189)	—	—	—	—	189	—
Interest payable	(239)	—	1	—	(3)	(898)	—	895	(244)

Total liabilities from financing activities	(25,902)	(1,303)	914	(524)	80	(904)	—	(2,395)	(30,034)

For further information on significant changes in net debt see Note 29, ‘Net debt’.